Investments in subsidiaries - Impairment test results (Details) - HSBC North America Holdings Limited $ in Millions, £ in Billions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)
Disclosure of subsidiaries [line items]
Recoverable amount	$ 12,756	£ 12.8	$ 18,363
Discount rate
Disclosure of subsidiaries [line items]
Significant unobservable input, assets, percentage	0.1050	0.1050	0.1000
Long-term growth rate
Disclosure of subsidiaries [line items]
Significant unobservable input, assets, percentage	0.0217	0.0217	0.0222